Early Deposit Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Early Deposit Mineral Stream Interests

The following table summarizes the early deposit mineral stream interests currently owned by the Company:

	Mine Owner					Attributable Production to be Purchased
Early Deposit Mineral Stream Interests		Location of Mine	Upfront Consideration Paid to Date [1]	Upfront Consideration to be Paid [1,2]	Total Upfront Consideration¹	Silver		Gold		Term of Agreement
Toroparu	Sandspring	Guyana	$15,500	$138,000	$153,500	50%		10%		Life of Mine
Cotabambas	Panoro	Peru	6,250	133,750	140,000	100	% ³	25	% ³	Life of Mine
Kutcho	Kutcho	Canada	3,500	61,500	65,000	100	% [4]	100	% [4]	Life of Mine

			$25,250	$333,250	$358,500

1)	Expressed in United States dollars, rounded to the nearest thousand; excludes closing costs.
2)	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.
3)

Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.

4)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of silver and gold production for the life of mine.

[1]

If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.